Related Parties	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related Parties
Note 8 - Related Parties
Genmab’s related parties are its Board of Directors, Executive Management, and close members of the family of these persons.
Genmab has not granted any loans, guarantees or other commitments to or on behalf of any of the members of the Board of Directors or members of the Executive Management.
Other than the similar remuneration relating to the Board of Directors and the Executive Management described in Note 5.1 in the Annual Report, there were no material related party transactions during the first six months of 2025.
Changes to the Executive Management and the Board of Directors
Following Genmab’s Annual General Meeting on March 12, 2025, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Elizabeth O’Farrell, Paolo Paoletti and Anders Gersel Pedersen were re-elected to the Board of Directors for a one-year period. Mijke Zachariasse, Martin Schultz and Michael Kavanagh were elected as employee-elected board members and will serve for a three-year period expiring in 2028.